Credit Facility - Schedule of Consolidated Leverage Ratio (Detail) - 2015 Credit Facility - Maximum	12 Months Ended
Dec. 30, 2016
December 30, 2016 through September 29, 2017
Line Of Credit Facility [Line Items]
Four fiscal quarters ending consolidated leverage ratio	2.50
December 29, 2017 through September 28, 2018
Line Of Credit Facility [Line Items]
Four fiscal quarters ending consolidated leverage ratio	2.25
December 28, 2018 through June 26, 2020
Line Of Credit Facility [Line Items]
Four fiscal quarters ending consolidated leverage ratio	2.00